Commitments and Contingencies (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Commitments and Contingencies [Abstract]
Remaining contractual commitment	RM 493,108	$ 956,459	RM 313,961
Contractual commitment, maturity period	5 years	5 years